Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
June 23, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
Invesco Balanced-Risk Retirement 2010 Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Moderately Conservative Allocation Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on June 6, 2011 (Accession Number: 0000950123-11-056914).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel